TAXATION	12 Months Ended
Dec. 31, 2013
TAXATION
TAXATION

13.                 TAXATION

(a)                   Income taxes

Income tax benefit/(expense) of the Group are as follows:

	Years ended December 31
	2011	2012	2013
Current income tax benefit/(expense)	388	(339)	(115)
Deferred income tax benefit/(expense)	473	129	(577)
Income tax benefit/(expense)	861	(210)	(692)

The components of (loss)/income before income taxes are as follows:

	Years ended December 31
	2011	2012	2013
Loss arising from China operations	(24,005)	(936)	(6,926)
Loss arising from non-China operations	(256)	(2,914)	(2,503)
- U.S.	45	30	15
- Hong Kong	2,259	(513)	511
- Cayman	(2,560)	(2,431)	(3,029)

Loss before income taxes and share of loss of an unconsolidated affiliate	(24,261)	(3,850)	(9,429)

Cayman Islands

Under the current laws of the Cayman Islands, we are not subject to tax on our income or capital gains. In addition, no Cayman Islands withholding tax will be imposed on payments of dividends by the company to its shareholders.

United States of America

Viewtel, a subsidiary incorporated in the United States of America, is subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. In general, corporations with taxable income of less than $335 receive partial benefit from the graduated rates of 15% and 25% that apply to the first $75 of taxable income. Viewtel had income tax benefit/(expense) of  ($11), $5 and $2 for the years ended December 31, 2011, 2012 and 2013, respectively.

Hong Kong

Profits Tax. Corporations carrying on any trade or business in Hong Kong are subject to profits tax on their assessable profits arising or derived from Hong Kong from such trade or business.

The Hong Kong subsidiary of Vimicro China, has filed non-taxable offshore claims in its Hong Kong profits tax returns since the year of assessment 2005/2006 (for the assessment year ended December 31, 2005). In December 2009, the Hong Kong Inland Revenue Department issued the Departmental Interpretation and Practice Notes No. 21(Revised) to redefine the locality of profits. We believe Vimicro Hong Kong has technical grounds to claim that its profits are sourced offshore from Hong Kong and, where duly substantiated by documentation, it is more likely than not that Vimicro Hong Kong’s offshore claim would be accepted by the Hong Kong Inland Revenue Department and the profits of Vimicro Hong Kong would therefore not be subject to Hong Kong profit tax.

Pursuant to the New EIT Law and related implementation rules effective from January 1, 2008, if Vimicro Hong Kong is deemed to be a PRC tax resident, it will be subject to the PRC enterprise income tax at a rate of 25% on its worldwide income. On April 22, 2009, the SAT issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to clarify resident status determination, post-determination administration, as well as competent tax authorities. As a result, we believe that Vimicro Hong Kong is more likely than not to be deemed as a PRC tax resident and subject to the PRC EIT rate of 25% on its worldwide income. In 2011, Vimicro Hong Kong reversed PRC income tax expenses related to continuing operations of $131 and $244 for the years ended December 31, 2009 and 2010, and we recognized $1,071, $292 and $694 of PRC income tax expenses related to continuing operations for the year ended December 31, 2011, 2012 and 2013 respectively.

Withholding Tax. Under current Hong Kong tax laws, an entity established outside of Hong Kong is subject to a 4.95% in 2010/11, 2011/12 and 2012/13 withholding tax on royalty income derived (or deemed to be) from Hong Kong. Vimicro Hong Kong makes royalty payments to Vimicro China for certain technologies licensed from Vimicro China. Vimicro China was previously subject to a 5.25% withholding tax on royalties received from Vimicro Hong Kong, which Vimicro Hong Kong had withheld and used to settle the tax liabilities on behalf of Vimicro China. Upon approval by the relevant PRC tax authorities, the amount of Hong Kong withholding tax paid on the royalty income could be allowed as a foreign tax credit against Vimicro China’s PRC income tax liabilities. In connection with the offshore claim of Vimicro Hong Kong, to the extent that all of Vimicro Hong Kong’s trading income is not taxable in Hong Kong, and no deduction will be claimed for the related royalty fee expenditure and the relevant intellectual property is not used in Hong Kong, the royalty fees are exempted from withholding tax in Hong Kong.

The People’s Republic of China

Enterprise Income Tax. PRC enterprise income tax is calculated based on taxable income determined under PRC accounting principles. In March 2007, the National People’s Congress adopted the New EIT Law, which became effective as of January 1, 2008. Under the New EIT Law, the enterprise income tax rate for domestic and foreign enterprises is unified at 25%, and enterprises established prior to March 16, 2007 that were eligible for preferential tax treatment according to the then effective PRC EIT Law for Foreign Investment Enterprise and Foreign Enterprise tax laws, administrative regulations, as well as circulars with equivalent effect, shall be subject to transitional rules to gradually change their rates to 25%. The New EIT Law and the related Implementation Rules also provide a preferential tax rate of 15% to enterprises that qualify as “high and new technology enterprises”. In accordance with the Implementation Rules of the New EIT Law, the preferential tax rate treatments granted to PRC entities that previously qualified for “high and new technology enterprises” will not automatically be applicable under the new tax regime unless they qualify as “high and new technology enterprises” pursuant to the New EIT Law, its Implementation Rules and relevant working guidance promulgated by the government authorities. Vimicro China is currently recognized as a “high and new technology enterprise” by the relevant government authorities under the New EIT Law, and is entitled to a preferential tax rate of 15% for the three years from 2011 to 2013.

Under the New EIT Law, an enterprise established outside of the PRC with effective management located in the PRC, is considered a Chinese tax resident enterprise and will normally be subject to the PRC enterprise income tax at the rate of 25% on its global income. If the PRC tax authorities subsequently determine that any of the entities in the group registered outside the PRC should be deemed a resident enterprise, they will be subject to PRC income tax at a rate of 25%.

Furthermore, under the New EIT Law, dividends payable by a foreign investment enterprise to its foreign non-resident enterprise investors that were derived from income after January 1, 2008, are subject to a 10% withholding tax, unless such foreign investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China that provides for a reduced rate of withholding tax. The Cayman Islands, where we are incorporated, does not have such a tax treaty with the PRC. If we are considered a non-resident enterprise, the 10% withholding tax imposed on our dividend income received from Vimicro China, our PRC subsidiary, would reduce our net income and have an adverse effect on our operating results. The New EIT Law also provides that, if a resident enterprise directly invests in another resident enterprise, the dividends received by the investing resident enterprise from the invested enterprise are exempted from income tax, subject to certain conditions. Therefore, if we are classified as a resident enterprise, the dividends that we receive from Vimicro China may be exempted from income tax. However, it remains unclear how the PRC tax authorities will interpret the PRC tax resident treatment of an offshore company, like us.

The amount of income tax payable by Vimicro China in the future will depend on various factors, including, among other things, its results of operations, taxable income, the amount of its deductible research and development expenses, and the statutory tax rate applicable to it. Our effective tax rate depends partially on the extent of each of our subsidiaries’ relative contribution to our consolidated taxable income.

The following table sets forth thee reconciliation between the PRC’s statutory income tax rate and the actual effective tax rate for the Group:

	Years ended December 31
	2011	2012	2013
Statutory tax rate	25%	25%	25%
Effect of foreign tax rates differential	(3)%	(16)%	(8)%
Deferred tax rate differential	6%	4%	(1)%
Non-deductible expenses	(1)%	(30)%	(36)%
Change in valuation allowance	(29)%	14%	18%
Effect of elimination of unrealized intra-entity profits	—	—	(5)%
Income tax in respect of prior years	6%	—	—
Others	—	(2)%	—
Effective income tax rate	4%	(5)%	(7)%

(b)                   Deferred tax

The Group’s significant components of deferred tax assets and liabilities as of December 31, 2012 and 2013 are as follows:

	As of December 31
	2012	2013
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	980	1,364
Accrued expenses, payroll and others	482	750
Difference in tax basis from ViSS acquisition	881	695
Difference in research and development expenses capitalization	3,133	3,229
Operating loss carry-forwards	6,380	3,660
Others	1,906	1,902
Total deferred tax assets	13,762	11,600
Valuation allowance	(13,175)	(11,600)
Deferred tax assets, net of valuation allowance	587	—

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	23	14
Total deferred tax liabilities	23	14

Classification on the consolidated balance sheets
Deferred tax assets — current	418	—
Deferred tax assets — non-current	169	—
Deferred tax liabilities — non-current	23	14

Subject to the approval of the relevant tax authorities, the Group has tax losses carried forward from its subsidiaries in China totaling approximately $21,500 as of December 31, 2013, of which $671, $103, $5,624, $8,644 and $6,458 if unused will expire in 2014, 2015, 2016, 2017 and 2018 respectively.

For the years ended December 31, 2012 and 2013, the decrease in valuation allowance was $2,695 and  $1,575, respectively.

The changes in unrecognized tax benefits are as follows:

As of December 31
2013
Beginning balance	—
Additions based on tax position of the current year	1,688
Ending balance	1,688

As of December 31, 2013, the Group has $1,688 of unrecognized tax benefits, nil of which would affect the effective tax rate if recognized in 2013. There were no unrecognized tax benefits for the years ended December 31, 2011 and 2012. The Group does not anticipate any other material changes to its unrecognized tax position in the next twelve months.

The Company recorded interest and penalties of RMB nil for the years ended December 31, 2011, 2012 and 2013. The Company’s PRC entities and Vimicro Hong Kong’s tax years from 2004 through 2013, are open for examination by the relevant tax authorities in PRC.

(c)                    PRC Value Added Tax (“VAT”)

According to PRC value-added tax policy, all entities and individuals engaged in the sales of goods, the provision of processing, repair and replacement services, and the importation of goods within the territory of the PRC are taxpayers for VAT and shall pay VAT in accordance with the VAT regulations. Vimicro China, Vimicro Tianjin, Vimicro Guiyang, Vimicro Fuzhou as the general taxpayers are subject to the output VAT at 17% of selling price of products sold to customers in China, while the purchase of products by those companies are subject to the input VAT at the rate of 17%. VAT payable is the net difference between periodic output VAT and deductible input VAT. On November 5, 2008, the PRC State Council passed The Provisional Regulations of the People’s Republic of China on Value-Added Tax, or New VAT Law. In accordance with the New VAT Law and its Implementation Rules, which became effective as of January 1, 2009, input VAT on fixed asset purchases for further production purpose are included in the input VAT for VAT payable purposes.

The launch of VAT Reform Pilot Program (i.e. converting from business tax to VAT) in the transportation industry and certain modern services industries in Shanghai was effective from January 1, 2012. Following the Pilot Program in Shanghai, the State Council approved expanding the Pilot Program to 8 other provinces and municipalities: Beijing, Tianjin, Jiangsu, Zhejiang (including Ningbo), Anhui, Fujian (including Xiamen), Hubei, Guangdong (including Shenzhen) in batches from September 1, 2012 to the end of 2012. The State Council approved expanding the Pilot Program to the whole country in August 2013. Under the Pilot Program, the entities which provide transportation services and certain modern services within the territory of PRC are subject to VAT instead of business tax. Vimicro China’s transfer of technology, which was subject to business tax prior to the Pilot Program, falls within the VAT reform scope and is subject to the VAT at 6% from September 1, 2012. In addition, the technology transfer services provided to foreign entities are eligible for VAT exemption under the Pilot Program. Vimicro China is entitled to the exemption on income arising from or related to technology transfers, provided relevant technology transfer agreements are registered with the relevant government agencies.

In addition, where an entity or an individual outside of the territory of PRC and having no business presence in PRC provided VAT taxable services to a resident enterprise, the service recipient shall act as the withholding agent. Accordingly, Vimicro China is obliged to withhold 6% VAT and surcharge on the payment to Viewtel in connection with the purchase of the research and development services starting from September 1, 2012.

(d)                   PRC Business Tax (“BT”)

According to PRC business tax policy, service income generally is subject to BT at 5%. Vimicro Corporation is entitled to BT exemption on income arising from or related to technology transfers provided these technology transfer agreements are registered with the relevant government agencies. Vimicro Corporation also has incidental customer technology service income, which is subject to BT at 5%.

In December 2008, the Ministry of Finance and State Administration of Taxation revised the Business Tax Detailed Implementation Rules, under which all entities or individuals that provide labor services within PRC are mandatory payers of BT and the “provision of labor services in China” is defined to mean where either the service provider or the service recipient is located in China. Accordingly the Company incurred additional business tax beginning January 1, 2009 primarily in connection with its PRC subsidiaries’ procurement of overseas intellectual properties and the purchase of the research and development services from Viewtel by Vimicro China.

(d)                   PRC Business Tax (“BT”)

In accordance with the Implementation Rules for the PRC Tentative Regulations on Business Tax, promulgated on December 15, 2008 and effective as of January 1, 2009, service income excluding that derived from providing VAT taxable services is subject to PRC business tax when either the service provider or the service recipient is located in China. The tax rate on the transfer of technology and research and development services was 5% prior to the VAT Pilot Program. However, the income arising from or related to the technology transfer was eligible to the exemption of business tax, provided relevant technology transfer agreements are registered with the relevant government agencies. Vimicro China was entitled to the business tax exemption on its income arising from the transfer of technology and relevant technology consulting services. With regard to the purchase of research and development services from Viewtel, as the withholding tax agent of business tax, Vimicro China withheld business tax and surcharge prior to September 1, 2012.